Loans and other financial assets at amortized cost - Changes in gross carrying amount of due from banks (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		₩ 2,872,918	₩ 2,515,273	₩ 3,135,940
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		166,693	282,987	(750,163)
Business combination				129,825
Others	[1]	(32,622)	74,658	(329)
Ending balance		3,006,989	2,872,918	2,515,273
Stage 1
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		2,872,918	2,515,273	3,135,940
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		166,693	282,987	(750,163)
Business combination				129,825
Others	[1]	(32,622)	74,658	(329)
Ending balance		3,006,989	2,872,918	2,515,273
Stage 2
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		0	0	0
Business combination				0
Others	[1]	0	0	0
Ending balance		0	0	0
Stage 3
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase		0	0	0
Business combination				0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc.